T. ROWE PRICE Emerging Markets Corporate Bond Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.8%
Corporate Bonds 0.8%
Arcos Dorados, 6.125%, 5/27/29 (USD)  1,600,000 1,452
YPF, STEP, 4.00%, 2/12/26 (USD)  2,725,000 2,297
Total Argentina (Cost
$4,152
)
3,749
BRAZIL 4.9%
Convertible Bonds 0.4%
MercadoLibre, 2.00%, 8/15/28 (USD)  880,000 1,744
1,744
Corporate Bonds 4.5%
Azul Investments, 7.25%, 6/15/26 (USD) (1) 1,755,000 1,085
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  2,900,000 2,349
Cosan Overseas, 8.25% (USD) (2) 3,775,000 3,732
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 2,700,000 2,035
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  900,000 678
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  1,250,000 940
Klabin Austria, 3.20%, 1/12/31 (USD)  3,250,000 2,368
MARB BondCo, 3.95%, 1/29/31 (USD)  3,175,000 2,303
Rumo Luxembourg, 4.20%, 1/18/32 (USD)  3,775,000 2,935
Suzano Austria, 5.00%, 1/15/30 (USD)  900,000 782
Suzano Austria, 7.00%, 3/16/47 (USD)  1,650,000 1,504
20,711
Total Brazil (Cost
$27,885
)
22,455
CHILE 8.4%
Corporate Bonds 8.4%
AES Andes, VR, 7.125%, 3/26/79 (USD) (1)(3) 8,035,000 7,064
Agrosuper, 4.60%, 1/20/32 (USD) (1) 4,685,000 3,809
Agrosuper, 4.60%, 1/20/32 (USD)  1,200,000 975
ATP Tower Holdings, 4.05%, 4/27/26 (USD)  2,855,000 2,273
CAP, 3.90%, 4/27/31 (USD)  4,450,000 3,151
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD)  4,050,000 2,868
Colbun, 3.15%, 3/6/30 (USD)  4,100,000 3,243
Empresa Nacional de Telecomunicaciones, 4.75%, 8/1/26
(USD)  2,000,000 1,875
Enel Chile, 4.875%, 6/12/28 (USD)  1,995,000 1,849
Interchile, 4.50%, 6/30/56 (USD) (1) 5,415,000 3,980
Kenbourne Invest, 4.70%, 1/22/28 (USD) (1) 1,140,000 869
Sociedad de Transmision Austral, 4.00%, 1/27/32 (USD) (1) 4,025,000 3,271
T. ROWE PRICE Emerging Markets Corporate Bond Fund

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
VTR Comunicaciones, 4.375%, 4/15/29 (USD) (1) 4,925,000 3,064
Total Chile (Cost
$48,448
)
38,291
CHINA 6.9%
Convertible Bonds 1.4%
Citigroup Global Markets Funding Luxembourg, Series 960, Zero
Coupon, 7/25/24 (HKD)  13,000,000 1,548
H World Group, 3.00%, 5/1/26 (USD)  1,294,000 1,416
Vnet Group, Zero Coupon, 2/1/26 (USD)  3,960,000 3,394
6,358
Corporate Bonds 5.5%
China Mengniu Dairy, 1.875%, 6/17/25 (USD)  3,350,000 3,068
China Oil & Gas Group, 4.70%, 6/30/26 (USD)  3,132,000 2,380
Contemporary Ruiding Development, 2.625%, 9/17/30 (USD)  3,600,000 2,849
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  1,970,000 1,586
Huarong Finance, 4.95%, 11/7/47 (USD)  2,050,000 1,261
Kaisa Group Holdings, 11.25%, 4/9/23 (USD) (4)(5) 1,000,000 108
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (4)(5) 5,275,000 514
Lenovo Group, 5.875%, 4/24/25 (USD)  3,220,000 3,188
Tencent Holdings, 3.29%, 6/3/60 (USD)  1,555,000 889
Tencent Holdings, 3.84%, 4/22/51 (USD)  1,430,000 937
West China Cement, 4.95%, 7/8/26 (USD)  2,818,000 2,006
Yunda Holding Investment, 2.25%, 8/19/25 (USD)  3,475,000 3,087
Zhongsheng Group Holdings, 3.00%, 1/13/26 (USD)  3,350,000 2,981
24,854
Total China (Cost
$39,168
)
31,212
COLOMBIA 5.5%
Corporate Bonds 5.5%
Aris Mining, 6.875%, 8/9/26 (USD) (1) 4,425,000 3,221
Banco Davivienda, VR, 6.65% (USD) (1)(2)(3) 6,200,000 4,556
Banco de Bogota, 4.375%, 8/3/27 (USD)  2,305,000 2,030
Banco de Bogota, 6.25%, 5/12/26 (USD)  3,525,000 3,302
Bancolombia, VR, 4.625%, 12/18/29 (USD) (3) 4,685,000 3,942
Canacol Energy, 5.75%, 11/24/28 (USD) (1) 4,740,000 3,594
Ecopetrol, 5.875%, 5/28/45 (USD)  2,050,000 1,244
Geopark, 5.50%, 1/17/27 (USD)  750,000 587
Grupo Aval, 4.375%, 2/4/30 (USD)  3,250,000 2,359
Total Colombia (Cost
$31,831
)
24,835

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GEORGIA 0.9%
Corporate Bonds 0.9%
Georgian Railway, 4.00%, 6/17/28 (USD) (1) 4,312,000 3,412
Georgian Railway, 4.00%, 6/17/28 (USD)  850,000 673
Total Georgia (Cost
$5,176
)
4,085
GHANA 1.0%
Corporate Bonds 1.0%
Kosmos Energy, 7.125%, 4/4/26 (USD)  2,900,000 2,383
Kosmos Energy, 7.50%, 3/1/28 (USD)  2,650,000 2,085
Total Ghana (Cost
$5,416
)
4,468
GUATEMALA 0.5%
Corporate Bonds 0.5%
CT Trust, 5.125%, 2/3/32 (USD) (1) 2,740,000 2,068
Total Guatemala (Cost
$2,740
)
2,068
HONG KONG 1.2%
Corporate Bonds 0.7%
PCPD Capital, 5.125%, 6/18/26 (USD)  4,322,000 3,382
3,382
Government Bonds 0.5%
Airport Authority, 2.625%, 2/4/51 (USD)  3,150,000 2,028
2,028
Total Hong Kong (Cost
$6,685
)
5,410
INDIA 8.0%
Corporate Bonds 6.7%
ABJA Investment, 5.45%, 1/24/28 (USD)  555,000 517
ABJA Investment, 5.95%, 7/31/24 (USD)  2,765,000 2,757
Adani Electricity Mumbai, 3.867%, 7/22/31 (USD)  3,150,000 2,263
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  7,392,000 5,689
Adani Renewable Energy RJ, 4.625%, 10/15/39 (USD)  6,394,975 4,297
CA Magnum Holdings, 5.375%, 10/31/26 (USD)  1,480,000 1,247
Greenko Power II, 4.30%, 12/13/28 (USD) (1) 3,655,850 2,884
HCL America, 1.375%, 3/10/26 (USD)  2,763,000 2,422
India Green Power Holdings, 4.00%, 2/22/27 (USD)  2,500,000 2,005
JSW Hydro Energy, 4.125%, 5/18/31 (USD)  1,380,000 1,085

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Periama Holdings, 5.95%, 4/19/26 (USD)  2,700,000 2,344
TML Holdings Pte, 5.50%, 6/3/24 (USD)  2,775,000 2,674
Vedanta Resources, 6.125%, 8/9/24 (USD)  810,000 480
30,664
Government Bonds 1.3%
Export-Import Bank of India, 3.375%, 8/5/26 (USD)  6,400,000 5,933
5,933
Total India (Cost
$42,647
)
36,597
INDONESIA 6.9%
Corporate Bonds 6.9%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  6,015,000 5,351
Freeport Indonesia, 6.20%, 4/14/52 (USD) (1) 4,950,000 3,809
Minejesa Capital, 5.625%, 8/10/37 (USD)  3,100,000 2,221
Pakuwon Jati, 4.875%, 4/29/28 (USD)  3,940,000 3,251
Pertamina Persero, 6.50%, 11/7/48 (USD)  2,500,000 2,302
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD) (1) 325,000 227
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD)  2,400,000 1,677
Star Energy Geothermal Wayang Windu, 6.75%, 4/24/33 (USD)  2,632,640 2,399
Tower Bersama Infrastructure, 2.75%, 1/20/26 (USD)  5,200,000 4,472
Tower Bersama Infrastructure, 4.25%, 1/21/25 (USD)  5,950,000 5,641
Total Indonesia (Cost
$37,498
)
31,350
ISRAEL 4.0%
Corporate Bonds 4.0%
ICL Group, 6.375%, 5/31/38 (USD) (1) 4,625,000 4,365
Israel Electric, 4.25%, 8/14/28 (USD) (1) 2,675,000 2,472
Leviathan Bond, 6.125%, 6/30/25 (USD) (1) 5,600,000 5,278
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26
(USD)  1,100,000 902
Teva Pharmaceutical Finance Netherlands III, 4.10%, 10/1/46
(USD)  550,000 329
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27
(USD)  3,175,000 2,683
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  2,325,000 2,127
Total Israel (Cost
$21,617
)
18,156

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JAMAICA 0.6%
Corporate Bonds 0.6%
Digicel, 6.75%, 3/1/23 (USD)  4,425,000 2,633
Total Jamaica (Cost
$4,217
)
2,633
KAZAKHSTAN 1.3%
Corporate Bonds 1.3%
KazMunayGas National, 5.75%, 4/19/47 (USD)  2,100,000 1,408
Tengizchevroil Finance International, 4.00%, 8/15/26 (USD)  5,375,000 4,505
Total Kazakhstan (Cost
$8,232
)
5,913
KUWAIT 1.1%
Corporate Bonds 1.1%
Equate Petrochemical, 4.25%, 11/3/26 (USD)  5,075,000 4,796
Total Kuwait (Cost
$5,537
)
4,796
MALAYSIA 1.3%
Corporate Bonds 1.3%
Axiata Spv5 Labuan, 3.064%, 8/19/50 (USD)  3,450,000 2,289
TNB Global Ventures Capital, 3.244%, 10/19/26 (USD)  3,925,000 3,645
Total Malaysia (Cost
$7,241
)
5,934
MAURITIUS 1.1%
Corporate Bonds 1.1%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 4,610,000 4,206
Axian Telecom, 7.375%, 2/16/27 (USD)  1,100,000 1,004
Total Mauritius (Cost
$5,687
)
5,210
MEXICO 8.9%
Corporate Bonds 7.8%
America Movil, 5.375%, 4/4/32 (USD) (1) 2,950,000 2,543
Axtel, 6.375%, 11/14/24 (USD) (1) 5,154,000 3,632
Banco Mercantil del Norte, VR, 5.875% (USD) (1)(2)(3) 2,900,000 2,377
Banco Mercantil del Norte, VR, 7.625% (USD) (2)(3) 2,900,000 2,579
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (3) 3,955,000 3,279
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (1)(3) 4,225,000 3,624
Cometa Energia, 6.375%, 4/24/35 (USD) (1) 4,292,400 3,881
Cometa Energia, 6.375%, 4/24/35 (USD)  876,000 792

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corp Inmobiliaria Vesta, 3.625%, 5/13/31 (USD) (1) 3,340,000 2,515
Industrias Penoles, 4.75%, 8/6/50 (USD) (1) 2,300,000 1,642
Metalsa, 3.75%, 5/4/31 (USD) (1) 5,542,000 3,706
Orbia Advance, 5.50%, 1/15/48 (USD) (1) 2,945,000 2,148
Orbia Advance, 5.875%, 9/17/44 (USD)  2,280,000 1,778
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD)  1,225,000 1,020
35,516
Government Bonds 1.1%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  3,575,000 3,000
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  3,300,000 1,845
4,845
Total Mexico (Cost
$54,046
)
40,361
MOROCCO 1.4%
Corporate Bonds 1.4%
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 3,700,000 3,460
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  3,025,000 2,828
Total Morocco (Cost
$6,966
)
6,288
OMAN 2.2%
Corporate Bonds 2.2%
Lamar Funding, 3.958%, 5/7/25 (USD)  3,150,000 2,939
OmGrid Funding, 5.196%, 5/16/27 (USD)  5,430,000 4,916
Oztel Holdings, 6.625%, 4/24/28 (USD)  2,350,000 2,283
Total Oman (Cost
$11,252
)
10,138
PANAMA 2.0%
Corporate Bonds 2.0%
Banco General, VR, 5.25% (USD) (1)(2)(3) 5,605,000 4,800
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 3,700,000 3,028
Sable International Finance, 5.75%, 9/7/27 (USD)  1,651,000 1,445
Total Panama (Cost
$11,279
)
9,273
PARAGUAY 0.6%
Corporate Bonds 0.6%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 3,225,000 2,870
Total Paraguay (Cost
$3,385
)
2,870

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PERU 4.6%
Corporate Bonds 4.6%
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (USD) (1)(3) 5,735,000 4,857
Cia de Minas Buenaventura, 5.50%, 7/23/26 (USD)  4,125,000 3,457
Consorcio Transmantaro, 5.20%, 4/11/38 (USD) (1) 1,840,000 1,577
Corp Financiera de Desarrollo, 2.40%, 9/28/27 (USD)  2,900,000 2,410
Fondo MIVIVIENDA, 4.625%, 4/12/27 (USD)  2,550,000 2,396
InRetail Consumer, 3.25%, 3/22/28 (USD) (1) 2,820,000 2,351
Minsur, 4.50%, 10/28/31 (USD)  2,795,000 2,270
Petroleos del Peru, 5.625%, 6/19/47 (USD)  2,400,000 1,446
Total Peru (Cost
$24,056
)
20,764
PHILIPPINES 4.0%
Corporate Bonds 4.0%
FPC Resources, 4.375%, 9/11/27 (USD)  3,072,000 2,955
Globe Telecom, 2.50%, 7/23/30 (USD)  1,120,000 888
Globe Telecom, 3.00%, 7/23/35 (USD)  2,825,000 2,034
Globe Telecom, VR, 4.20% (USD) (2)(3) 1,600,000 1,414
ICTSI Treasury, 3.50%, 11/16/31 (USD)  2,350,000 1,893
International Container Terminal Services, 4.75%, 6/17/30 (USD)  4,470,000 4,034
Manila Water, 4.375%, 7/30/30 (USD)  5,500,000 4,826
Total Philippines (Cost
$21,506
)
18,044
QATAR 0.9%
Corporate Bonds 0.9%
Qatar Energy, 3.125%, 7/12/41 (USD) (1) 3,320,000 2,429
Qatar Energy, 3.125%, 7/12/41 (USD)  2,000,000 1,463
Total Qatar (Cost
$5,352
)
3,892
SAUDI ARABIA 3.0%
Corporate Bonds 2.2%
Acwa Power Management & Investments One, 5.95%, 12/15/39
(USD)  3,500,984 3,149
Dar Al-Arkan Sukuk, 6.875%, 3/21/23 (USD)  3,450,000 3,437
Saudi Electricity Global Sukuk, 5.06%, 4/8/43 (USD)  3,775,000 3,526
10,112
Government Bonds 0.8%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (1) 2,150,000 1,847

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  2,000,000 1,719
3,566
Total Saudi Arabia (Cost
$16,710
)
13,678
SINGAPORE 0.3%
Convertible Bonds 0.3%
Sea, 0.25%, 9/15/26 (USD)  1,890,000 1,314
Total Singapore (Cost
$1,890
)
1,314
SOUTH KOREA 0.9%
Convertible Bonds 0.3%
POSCO Holdings, Zero Coupon, 9/1/26 (EUR)  1,600,000 1,440
1,440
Corporate Bonds 0.6%
Shinhan Bank, 4.00%, 4/23/29 (USD)  1,225,000 1,109
Shinhan Bank, 4.50%, 3/26/28 (USD)  1,700,000 1,604
2,713
Total South Korea (Cost
$4,789
)
4,153
TANZANIA 0.5%
Corporate Bonds 0.5%
HTA Group, 7.00%, 12/18/25 (USD) (1) 305,000 267
HTA Group, 7.00%, 12/18/25 (USD)  2,350,000 2,059
Total Tanzania (Cost
$2,763
)
2,326
THAILAND 5.5%
Corporate Bonds 5.5%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(3) 2,270,000 1,760
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(3) 2,730,000 2,246
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 3,800,000 3,127
GC Treasury Center, 5.20%, 3/30/52 (USD) (1) 1,540,000 1,235
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  2,985,000 2,897
Kasikornbank, VR, 3.343%, 10/2/31 (USD) (3) 4,804,000 4,188
PTTEP Treasury Center, 2.587%, 6/10/27 (USD) (1) 888,000 786
PTTEP Treasury Center, 2.587%, 6/10/27 (USD)  3,750,000 3,320
PTTEP Treasury Center, 3.903%, 12/6/59 (USD)  1,000,000 705
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  8,280,000 4,796
Total Thailand (Cost
$31,037
)
25,060

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TURKEY 1.5%
Corporate Bonds 1.5%
Akbank TAS, 6.80%, 2/6/26 (USD)  2,350,000 2,101
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD)  2,950,000 2,595
Turkiye Sise ve Cam Fabrikalari, 6.95%, 3/14/26 (USD)  2,114,000 1,950
Total Turkey (Cost
$7,482
)
6,646
UNITED ARAB EMIRATES 3.5%
Corporate Bonds 3.5%
EMG SUKUK, 4.564%, 6/18/24 (USD)  6,750,000 6,598
Emirates NBD Bank, VR, 6.125% (USD) (2)(3) 4,432,000 4,290
MAF Global Securities, VR, 6.375% (USD) (2)(3) 5,324,000 4,991
Total United Arab Emirates (Cost
$17,528
)
15,879
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (5)(6) 758 —
Total United Kingdom (Cost
$–
)
—
UNITED STATES 0.6%
Corporate Bonds 0.6%
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 1,250,000 942
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 2,208,000 1,833
Total United States (Cost
$3,618
)
2,775
UZBEKISTAN 0.8%
Corporate Bonds 0.8%
Ipoteka-Bank ATIB, 5.50%, 11/19/25 (USD)  4,150,000 3,550
Total Uzbekistan (Cost
$4,250
)
3,550
VIETNAM 1.0%
Corporate Bonds 1.0%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 1,080,000 850
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  4,875,000 3,837
Total Vietnam (Cost
$5,946
)
4,687

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.07% (7)(8) 15,993 16
Total Short-Term Investments (Cost $16) 16
Total Investments in Securities 96.6%
(Cost $538,048) $ 438,876
Other Assets Less Liabilities 3.4% 15,533
Net Assets 100.0% $ 454,409
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$128,475 and represents 28.3% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Security is in default or has failed to make a scheduled interest and/or principal payment.
(5) Non-income producing
(6) Level 3 in fair value hierarchy.
(7) Seven-day yield
(8) Affiliated Companies
EUR Euro
HKD Hong Kong Dollar
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 11/25/22 USD 293 EUR 285 $ 13
UBS Investment Bank 11/25/22 USD 1,278 EUR 1,233 64
Net unrealized gain (loss) on open forward
currency exchange contracts $ 77

T. ROWE PRICE Emerging Markets Corporate Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 176 U.S. Treasury Notes ten year contracts 12/22 (19,723) $ 612
Short, 107 Ultra U.S. Treasury Bonds contracts 12/22 (14,659) 1,082
Net payments (receipts) of variation margin to date (1,438)
Variation margin receivable (payable) on open futures contracts $ 256

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ —# $ — $ 72+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 14,586  ¤  ¤ $ 16^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $72 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Corporate Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Emerging Markets Corporate Bond Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Emerging Markets Corporate Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F193-054Q3 09/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 438,860 $ — $ 438,860
Common Stocks — — — —
Short-Term Investments 16 — — 16
Total Securities 16 438,860 — 438,876
Forward Currency Exchange
Contracts — 77 — 77
Futures Contracts* 1,694 — — 1,694
Total $ 1,710 $ 438,937 $ — $ 440,647
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.